RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Balances
	December 31,
	2021	2020

Trade receivable	$420	$1,146

Long term deferred revenues	$3,864	$3,473

Schedule of Related Party Transactions
	Year ended December 31,
	2021	2020	2019

Revenues (net revenues)	$4,500	$(12,014)	$1,002